EMPLOYEE BENEFIT PLANS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EMPLOYEE BENEFIT PLANS
Defined contributions schemes expense	$ 37,445	$ 37,090	$ 28,222
Foreign Plan
EMPLOYEE BENEFIT PLANS
Defined Contribution Plan, Employer Matching Contribution, Percent of Match	100.00%
Amount of contribution by the employer for medical insurance benefits, housing funds, unemployment and other statutory benefits	$ 18,405	$ 22,297	$ 20,702